LOAN FROM BANK	9 Months Ended
Sep. 30, 2026
Loan From Bank
LOAN FROM BANK

NOTE 5 – LOAN FROM BANK

(a) On June 14, 2026, Cust2Mate signed a financing arrangement with a leading Israeli Bank Leumi le-Israel B.M (“Bank Leumi”), pursuant to which the Bank Leumi has committed to provide aggregate facilities of up to NIS 92 million ($30,893) to finance inventory purchases for specified smart cart customers (“Inventory Credit Line”). See also note 14(b).

65% of the facility is available for 12 months and the balance for a 24-month period, subject to customary terms and conditions. Drawdowns will be repaid over periods of up to 36 months. Borrowings bear interest at a rate of prime +4% per annum. The Company incurred a one-time arrangement fee of NIS 368,000 ($124) upon establishment of the facility.

Cust2Mate has a NIS 10 million ($3,265) security deposit (classified as Restricted Cash in the Consolidated Statement of Position) pledged in favor of Bank Leumi as collateral for secured inventory financing arrangements. The restricted cash is not available for general corporate purposes without the lender’s consent and has been presented as a current asset because it supports the Company’s ordinary working-capital cycle and revolving inventory financing activities.

As at September 30, 2026, Cust2Mate received a drawdown of NIS 10.8 million ($3,526) under the facility. $1,175 is recorded as a short-term liability and $2,231 is recorded as a long term liability. The net committed amount of NIS 81.2 million ($26,510) remains available to support future working-capital requirements.

The agreements contain customary affirmative and negative covenants, including requirements to provide periodic financial information, maintain legal existence and operating licenses, preserve insurance coverage, comply with applicable laws and regulations, and refrain from granting additional liens or encumbrances without prior approval. In addition, the Company has also granted a lien over certain customer agreements in favor of the Bank Leumi.

Management determined that the Company was in compliance with all applicable covenants as at September 30, 2026.

(b) On September 30, 2026, the Company, through Cust2Mate entered into a financing agreement with Bank Hapoalim B.M. (“Bank Hapoalim”) for a loan of NIS 7.6 million ($2,481) in connection with the Hedia Acquisition.

The loan bears a fixed annual interest rate of 5.25%, is not linked to any index, and is repayable in a single principal payment on March 30, 2028. Interest is payable in 18 monthly installments. The Company incurred a one-time arrangement fee of NIS 11,400 ($4).

As security for the loan, A2Z Advanced Solutions Ltd. executed a deed of pledge in favor of Bank Hapoalim, providing for a first-ranking fixed charge over certain bank deposits and related rights.

As of September 30, 2026, the outstanding principal balance amounted to NIS 7.6 million ($2,481) and recorded as a long-term liability.

A2Z CUST2MATE SOLUTIONS CORP.

NOTES TO THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS FOR THE THREE AND NINE MONTHS ENDED SEPTEMBER 30, 2026

(Unaudited)

(Expressed in Thousands of US Dollars, except per share data)